COMMON SHARES AND TREASURY SHARES - Schedule of Treasury Share Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Beginning balance (in shares)	493,371	493,371	493,400
Addition of treasure shares (in shares)	0	0	0.0
End balance (in shares)	493,371	493,371	493,371
Nominal value of treasury shares, beginning of period (in USD)	$ 4,235,000	$ 4,235,000
Nominal value of treasury shares, end of period (in USD)	4,235,000	4,235,000	$ 4,235,000
Treasury shares at nominal value
Nominal value of treasury shares, beginning of period (in USD)	4,900	4,900	4,900
Purchase of treasury shares (in USD)	0	0	0
Nominal value of treasury shares, end of period (in USD)	$ 4,900	$ 4,900	$ 4,900
Percentage of share capital held as treasury shares, beginning of period (in percentage)	0.60%	0.60%	0.70%
Increase through purchase of treasury shares (in percentage)	0.00%	0.00%	0.00%
Dilution, due to capital increases (in percentage)	0.00%	0.00%	(0.10%)
Percentage of share capital held as treasury shares, end of period (in percentage)	0.60%	0.60%	0.60%